UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-2898
                                    --------

The Value Line Cash Fund, Inc.
-------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/04 is included with this Form.

================================================================================

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
AUDITORS               1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

AN INVESTMENT IN THE VALUE LINE CASH FUND, INC. IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                        #530540


--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 JUNE 30, 2004
--------------------------------------------------------------------------------



                                 THE VALUE LINE
                                 CASH FUND, INC.









                                   VALUE LINE
                                     [LOGO]




--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

                                                               TO OUR VALUE LINE
================================================================================

TO OUR SHAREHOLDERS:

We are pleased to send you this Value Line Cash Fund semi-annual report for the six months ended June 30, 2004. The total net assets of your Fund at the end of June were $195 million; the average maturity of the Fund's holdings was 31 days.

The Cash Fund's annualized yield for the six months ended June 30, 2004 was 0.16% versus the Fund's peer group return of 0.34%, as compiled by Lipper Analytics Services(1). For the 7-day and the 30-day periods ended June 30th, the Fund's yield was 0.23% and 0.21%, respectively. Given our focus on credit quality, the Fund's performance continues to successfully fulfill its investment objective of securing as high a level of current income as is consistent with liquidity and preservation of capital.

We continue to maintain the majority (81%) of the Fund's holdings in U.S. Government and Agency securities, first-tier corporate securities, and first-tier municipal securities. (First-tier securities refer to those assigned the highest short term rating by at least two nationally recognized ratings organizations-for example, P-1 by Moody's Investor Service and A-
1 by Standard & Poor's Corporation.) At present, we are not considering any new holdings rated below the first-tier level. In addition to our focus on first-tier securities, in evaluating corporate securities we also look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to THE VALUE LINE INVESTMENT SURVEY.

The domestic economy we believe will continue to grow at a moderate 3.0-3.5% pace for the remainder of the year. Unfortunately, the economic turnaround has finally begun to show up in the inflation data, as the twelve-month trailing CPI number clocked in at above 3.0% (3.1%) at the end of May. Given this situation, the Federal Reserve Board raised the Federal Funds rate (the rate at which banks borrow and lend excess reserves to each other) to 1.50% on August 10th. This is likely the second in a series of "measured" increases that the Federal Reserve Board will make over the next several quarters. Given its low average maturity (31 days), the Cash Fund is well positioned to benefit from these rates increases as they are implemented. Please see our accompanying "Economic Observations" insert for our current thinking on the economy and interest rates.

Thank you for investing with us.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN and PRESIDENT


August 12, 2004




--------------------------------------------------------------------------------
(1) LIPPER MONEY MARKET FUNDS INVEST IN HIGH QUALITY FINANCIAL INSTRUMENTS
    RATED IN TOP TWO GRADES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS
    THAN 90 DAYS, AND INTEND TO KEEP A CONSTANT NAV. AN INVESTMENT CANNOT BE MADE IN A PEER GROUP AVERAGE.

--------------------------------------------------------------------------------
2

                                                  THE VALUE LINE CASH FUND, INC.

CASH FUND SHAREHOLDERS
================================================================================

ECONOMIC OBSERVATIONS

The U.S. economic expansion, which proceeded strongly from the middle of 2003 through the opening six months of this year, has more recently started to show some signs of fatigue. True, the business upturn is hardly collapsing, and we are still seeing improvement in the capital goods area and in certain industrial sectors. However, manufacturing, in general, is now growing more slowly than it had been, while the retail and residential construction markets are pulling back a little. Our sense is that growth will now proceed at a moderate 3% to 4% rate over the next several quarters to a year.

The slowing in growth may well have positive ramifications. That is because the current deceleration in economic activity appears mild and seems unlikely to evolve into a full-fledged slowdown barring another surge in oil prices. (Higher oil prices limit economic growth by taking money out of the pockets of consumers and businesses). If we are correct and the economy shifts to a modestly slower, but sustainable pace, with accompanying lower inflation, the Federal Reserve, which has increased interest rates twice in the past several months, might well be inclined to proceed slowly and somewhat cautiously in raising rates over the next several months.

Our current benign economic forecast, it should be noted, excludes any allowance for a further escalation in global military conflict or a new act of terrorism, neither of which can be accurately predicted as to scope or timing.




















--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================


    PRINCIPAL
     AMOUNT                                                                      MATURITY       VALUE
 (IN THOUSANDS)                                                     YIELD+         DATE     (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (46.1%)
    $  3,000      Federal Home Loan Banks .....................       1.50         5/4/05      $ 3,000
       3,000      Federal Home Loan Banks .....................       1.66        5/10/05        3,000
       2,000      Federal Home Loan Banks .....................       2.42        7/20/05        2,000
       3,000      Federal Home Loan Banks .....................       2.02         6/8/05        3,000
      10,000      Student Loan Marketing Association ..........      1.83(1)      8/27/04       10,000
      10,000      United States Treasury Bills ................        .95         7/1/04       10,000
      10,000      United States Treasury Bills ................       1.02         7/8/04        9,998
      15,046      United States Treasury Bills ................        .95        7/22/04       15,038
      10,000      United States Treasury Bills ................        .96        7/29/04        9,993
      10,000      United States Treasury Bills ................       1.00         8/5/04        9,990
       8,000      United States Treasury Bills ................        .99        8/12/04        7,991
       6,000      United States Treasury Bills ................       1.17       10/28/04        5,977
------------                                                                                   -------
      90,046      TOTAL U. S. GOVERNMENT AND AGENCY
------------       OBLIGATIONS ................................                                 89,987
                                                                                               -------
COMMERCIAL PAPER (10.4%)
                  BEVERAGE -- SOFT DRINK (2.6%)
       5,000      Coca-Cola. Co. ..............................       1.00         7/2/04        5,000
------------                                                                                   -------
                  CHEMICAL -- SPECIALTY (2.6%)
       5,000      Gannett Co., Inc ............................       1.02         7/8/04        4,999
------------                                                                                   -------
                  E-COMMERCE (2.6%)
       5,000      Fortune Brands, Inc .........................       1.04         7/6/04        4,999
------------                                                                                   -------
                  PUBLISHING (2.6%)
       5,000      Knight-Ridder, Inc ..........................       1.02        7/15/04        4,998
------------                                                                                   -------
      20,000      TOTAL COMMERCIAL PAPER ......................                                 19,996
------------                                                                                   -------











--------------------------------------------------------------------------------
4

                                                  THE VALUE LINE CASH FUND, INC.

                                                                   JUNE 30, 2004
================================================================================


   PRINCIPAL
    AMOUNT                                                                                       MATURITY       VALUE
(IN THOUSANDS)                                                                   YIELD+            DATE    (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
NON-TAXABLE MUNICIPAL SECURITIES (17.1%)
    $  7,000      Albuquerque, New Mexico, Airport Revenue Bonds,
------------       Subordinated Lien (Weekly Put.) ............................  1.05(1)         7/1/04*       $  7,000
                                                                                                               --------
       7,000      Charlotte, North Carolina, Airport Revenue Bonds,
------------       Series A (Weekly Put.) .....................................  1.05(1)         7/1/04*          7,000
                                                                                                               --------
       7,000      Clark County, Nevada, Airport Improvement
------------       Revenue Bonds, Series A (Weekly Put.) ......................  1.06(1)         7/1/04*          7,000
                                                                                                               --------
       5,395      Dade County, Florida, Water & Sewer System Revenue
------------       (Weekly Put.) ..............................................  1.05(1)         7/1/04*          5,395
                                                                                                               --------
       7,000      Palm Beach County, Florida, School Board Certificates of
------------       Participation, Series B (Weekly Put.) ......................  1.04(1)         7/1/04*          7,000
                                                                                                               --------
      33,395      TOTAL NON-TAXABLE MUNICIPAL SECURITIES ......................                                  33,395
------------                                                                                                   --------

TAXABLE MUNICIPAL SECURITIES (6.9%)
       7,000      Mississippi Business Financial Corp., Industrial Development
------------       Revenue Bonds, Series 1994, (Bryan Foods, Inc. Project)
                   Gtd. Sara Lee Corp. (Weekly Put.)...........................  1.43(1)         7/1/04*          7,000
                                                                                                               --------
       6,475      State of Texas, Veterans Housing Assistance, Refunding Bonds,
------------       Series 1994 A-2, Pledge Pledge (Weekly Put.) ...............  1.34(1)         7/1/04*          6,475
                                                                                                               --------
      13,475      TOTAL TAXABLE MUNICIPAL SECURITIES ..........................                                  13,475
------------                                                                                                   --------
    $156,916      TOTAL INVESTMENTS (80.5%)
------------       (AMORTIZED COST $156,853) ..................................                                $156,853
                                                                                                               --------





















--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2004
================================================================================

                                                                                    VALUE
                                                                                (IN THOUSANDS
    PRINCIPAL                                                                      EXCEPT
     AMOUNT                                                                       PER SHARE
 (IN THOUSANDS)                                                                    AMOUNT)
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (20.6%)
(INCLUDING ACCRUED INTEREST)
    $  12,000     Collateralized by U.S. Treasury Notes, $11,430,000
                  6.50%, due 8/15/05 value $12,248,725
                  (with State Street Bank and Trust Co., 1.20%, dated 6/30/04,
                  due 7/1/04 delivery value of $12,000,400) ..................    $ 12,000
       14,000     Collateralized by U.S. Treasury Bonds, $9,905,000
                  12.50%, due 8/15/14 value $14,289,357
                  (with Morgan Stanley Dean Witter & Co., 1.24%, dated
                  6/30/04 due 7/1/04 delivery value of $14,000,482) ..........      14,001
       14,200     Collateralized by U.S. Treasury Bonds, $14,724,000
                  5.25%, due 11/15/28 value $14,523,846
                  (with UBS Warburg, LLC, 1.22%, dated 6/30/04,
                  due 7/1/04 delivery value of $14,200,481) ..................      14,201
                                                                                  --------
    $  40,200     TOTAL REPURCHASE AGREEMENTS (20.6%)
-------------      (AMORTIZED COST $40,202) ..................................      40,202
                                                                                  --------
                  LIABILITIES LESS CASH AND OTHER ASSETS (-1.1%) .............      (2,069)
                                                                                  --------
                  NET ASSETS (100.0%) ........................................    $194,986
                                                                                  ========
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                  OUTSTANDING SHARE ..........................................    $   1.00
                                                                                  ========

+ RATE FREQUENCY FOR FLOATING RATE NOTES AT JUNE 30, 2004: (1) WEEKLY. THE RATE
  SHOWN ON FLOATING RATE AND DISCOUNT SECURITIES REPRESENTS THE YIELD AT THE END OF THE REPORTING PERIOD.

* THE MATURITY DATE SHOWN IS THE DATE OF THE NEXT INTEREST RATE CHANGE.




















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6

                                                                                              THE VALUE LINE CASH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                 STATEMENT OF OPERATIONS FOR THE
AT JUNE 30, 2004 (UNAUDITED)                                        SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
============================================================================================================================

                                                 DOLLARS
                                              (IN THOUSANDS
                                               EXCEPT PER                                                        DOLLARS
                                              SHARE AMOUNT)                                                   (IN THOUSANDS)
                                             --------------                                                  ---------------
ASSETS:                                                             INVESTMENT INCOME:
Investment securities, at value                                     Interest ...............................     $ 1,160
   (Amortized cost - $156,853) .............    $156,853                                                         -------
Repurchase agreements                                               EXPENSES:
   (Cost - $40,202) ........................      40,202            Advisory fee ...........................         447
Cash .......................................         130            Service and distribution plan fee ......         279
Receivable for capital shares sold .........         342            Transfer agent fees ....................         110
Interest receivable ........................         180            Registration and filing fees ...........          30
                                                --------            Audit and legal fees ...................          29
      TOTAL ASSETS .........................     197,707            Custodian fees .........................          19
                                                --------            Printing ...............................          17
LIABILITIES:                                                        Postage ................................          16
Payable for securities purchased ...........       2,000            Directors' fees and expenses ...........          10
Payable for capital shares repurchased .....         525            Other ..................................          18
Accured expenses:                                                                                                -------
   Advisory fee ............................          70                 TOTAL EXPENSES BEFORE CUSTODY
   Service and distribution plan fee .......          44                    CREDITS ........................         975
   Other ...................................          82                 Less: Custody Credits .............          --+
                                                --------                                                         -------
      TOTAL LIABILITIES ....................       2,721                 Net Expenses ......................         975
                                                --------                                                         -------
NET ASSETS .................................    $194,986            NET INVESTMENT INCOME ..................     $   185
                                                ========                                                         -------
NET ASSETS:                                                         NET REALIZED GAIN ......................     $     3
Capital Stock, at $.10 par value                                                                                 -------
   (authorized 2 billion shares,                                    NET INCREASE IN NET ASSETS FROM
   outstanding 195,030,584 shares) .........    $ 19,503               OPERATIONS ..........................     $   188
Additional paid-in capital .................     175,487                                                         =======
Accumulated net realized loss on
   investments .............................          (4)           +LESS THAN $1,000
                                                --------
NET ASSETS .................................    $194,986
                                                ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER OUTSTANDING
   SHARE ...................................    $   1.00
                                                ========









SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


THE VALUE LINE CASH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2003
==================================================================================================

                                                                      SIX MONTHS
                                                                         ENDED          YEAR ENDED
                                                                     JUNE 30, 2004     DECEMBER 31,
                                                                      (UNAUDITED)          2003
                                                                     ------------------------------
                                                                       (DOLLARS IN THOUSANDS)
OPERATIONS:
 Net investment income ..........................................     $    185     $       904
 Net realized gain (loss) on investments ........................            3              (6)
                                                                      --------------------------
 Net increase in net assets from operations .....................          188             898
                                                                      --------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ..........................................         (185)           (904)
                                                                      --------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ...............................      324,362         671,250
 Net proceeds from reinvestment of dividends ....................          185             904
                                                                      --------------------------
                                                                       324,547         672,154
 Cost of shares repurchased .....................................     (326,632)       (754,870)
                                                                      --------------------------
 Net decrease in net assets from capital share transactions .....       (2,085)        (82,716)
                                                                      --------------------------
TOTAL DECREASE IN NET ASSETS ....................................       (2,082)        (82,722)
NET ASSETS:
 Beginning of period ............................................      197,068         279,790
                                                                      --------------------------
 End of period ..................................................     $194,986     $   197,068
                                                                      ==========================

















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                                  THE VALUE LINE CASH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2004
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES
The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) SECURITY TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. DIVIDENDS, DISTRIBUTIONS TO SHAREHOLDERS AND CAPITAL
   SHARE TRANSACTIONS
The Fund earns interest daily on its investments and distributes daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any,

--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2004
================================================================================

will be distributed once a year. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.


3. TAX INFORMATION
At June 30, 2004 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is approximately $197,055,000. At June 30, 2004, there is no unrealized appreciation or depreciation of investments.

The Fund has a net capital loss carryover at December 31, 2003 of $5,904 of which $122 and $5,782 will expire in the year 2009 and 2011, respectively. To the extent future capital gains are offset by such losses, the Fund does not anticipate distributing any such gains to the shareholders. The tax character of the distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003, were from ordinary income.



4. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES,
   AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $446,881 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2004. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $279,300 were paid or payable to the Distributor under this Plan for the six months June 30, 2004.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the six months ended June 30, 2004, the Fund's expenses were reduced by $353 under a custody credit agreement with the custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 24,533,578 shares of the Fund's capital stock, representing 12.58% of the outstanding shares at June 30, 2004. In addition, certain officers and directors of the Fund owned 3,005,920 shares of the Fund, representing 1.54% of the outstanding shares.






--------------------------------------------------------------------------------
10

                                                  THE VALUE LINE CASH FUND, INC.

FINANCIAL HIGHLIGHTS
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                     SIX MONTHS
                                        ENDED
                                    JUNE 30, 2004                        YEARS ENDED DECEMBER 31,
                                 ==========================================================================================
                                     (UNAUDITED)        2003          2002          2001          2000          1999
                                 ==========================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD ........................    $  1.000       $  1.000      $  1.000      $  1.000      $  1.000       $  1.000
                                       --------       --------      --------      --------      --------       --------
 Net investment income ............       0.001          0.004         0.011         0.034         0.058          0.048
 Dividends from net
   investment income ..............      (0.001)        (0.004)       (0.011)       (0.034)       (0.058)        (0.048)
                                       --------       --------      --------      --------      --------       --------
 Change in net asset value ........          --             --            --            --            --             --
                                       --------       --------      --------      --------      --------       --------
NET ASSET VALUE,END OF PERIOD .....    $  1.000       $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

TOTAL RETURN ......................         .08%+         0.35%         1.06%         3.37%         5.80%          4.82%
                                       --------       --------      --------      --------      --------       --------
RATIOS/SUPPLEMENTAL DATA:
Net assets,end of period
 (in thousands) ...................    $194,986       $197,068      $279,790      $416,753      $379,225       $364,899
Ratio of expenses to average
 net assets .......................        0.87%*(1)      0.85%(1)      0.78%(1)      0.78%(1)      0.67%(1)       0.55%(1)
Ratio of net investment income
 to average net assets ............        0.17%*         0.38%         1.06%         3.32%         5.64%          4.70%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT.THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN .87%, .85%, .78%, .78%, .67% AND .52% RESPECTIVELY, AS OF JUNE
    30,2004, DECEMBER 31, 2003, DECEMBER 31, 2002, DECEMBER 31, 2001 DECEMBER 31, 2000 AND DECEMBER 31, 1999.

 + NOT ANNUALIZED

 * ANNUALIZED




















SEE NOTES TO FINANCIAL STATEMENTS.
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                                                                              11

THE VALUE LINE CASH FUND, INC.

PROXY VOTING POLICIES AND PROCEDURES
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's web site (http:
// www.sec.gov). Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the SEC's web site at http: // www.sec.gov or on the Fund's web site at http: // vlfunds.com.





























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                                                  THE VALUE LINE CASH FUND, INC.



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THE VALUE LINE CASH FUND, INC.



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                                                  THE VALUE LINE CASH FUND, INC.



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                                                                              15

THE VALUE LINE CASH FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.




* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
16

Item 2.  Code of Ethics.
-------  ---------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         Not applicable.

Item 10.  Controls and Procedures.
--------  ------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

(a)       Not applicable.

(b)       (1)      Certification pursuant to Rule 30a-2 under the Investment
                   Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                   Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By                /s/ Jean B. Buttner
                  --------------------------
                  Jean B. Buttner, President


Date:             August 31, 2004
                  --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:               /s/ Jean B. Buttner
                  --------------------------------------------------------
                  Jean B. Buttner, President, Principal Executive Officer


By:               /s/ David T. Henigson
                  --------------------------------------------------------
                  David T. Henigson, Vice President, Treasurer,
                  Principal Financial Officer


Date: August 31, 2004
      ---------------